Share Capital (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Attributable to Parent [Abstract]
Movements In Shares Issued And Outstanding
Movements in the number of common shares and common share equivalents issued are represented in the table below:

In millions	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Common shares issued - beginning balance	490.4	490.4	459.5
Issue of new shares	—	—	30.9
Common shares issued - ending balance	490.4	490.4	490.4
Less: Treasury shares for which dividend and voting rights do not apply	(49.0)	(44.4)	(30.3)
Common shares outstanding	441.4	446.0	460.1

Movements In Treasury Shares
lue of the company's 59.2 million treasury shares was $1.5 billion at December 31, 2012.

Movements in Treasury Shares comprise:

In millions	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Beginning balance	54.0	42.7	40.2
Acquisition of common shares	13.2	21.8	11.3
Distribution of common shares	(6.3)	(9.6)	(7.0)
Common shares distributed to meet option exercises	(1.7)	(0.9)	(1.8)
Ending balance	59.2	54.0	42.7